ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Line Items]
Employees and payroll accruals	$ 1,277	$ 308
Accrued expenses	888	1,697
Government authorities	59	65
Other liability	71	0
Accounts Payable, Other, Current	$ 2,295	$ 2,070